Related-Parties Transactions (Tables)	12 Months Ended
May 31, 2020
Balances and Transaction with Related Parties
The Group had the following balances and transactions with related parties:

(a)	Balances:

			Amounts due from related parties, current As of May 31,			Amounts due to related parties, current As of May 31,
	Notes	Relationship	2018	2019	2020	2018	2019	2020
			US$	US$	US$	US$	US$	US$
Metropolis Holding China Limited (“Metropolis”)	(1)	Company controlled by Mr. Yu	787	15,581	1,951	—	—	159
Beijing Dianshi Jingwei Technololy Co., Ltd (“Dianshi Jingwei”)	(2)	Equity method investee	—	15,211	—	—	—	—
Education Industry Fund		Equity method investee	—	8,692	—	—	—	—
Others	(3)		808	3,160	1,433	30	472	1,431

Total			1,595	42,644	3,384	30	472	1,590

			Amounts due from related parties, non- current As of May 31,
	Notes	Relationship	2018	2019	2020
			US$	US$	US$
Metropolis	(1)	Company controlled by Mr. Yu	2,226	1,204	1,550
Dianshi Jingwei	(2)	Equity method investee	—	—	21,024
Others	(3)		—	—	135

Total			2,226	1,204	22,709

(b)	Transactions:

			Rental expenses For the years ended May 31,
			2018	2019	2020
			US$	US$	US$
Metropolis	(1)	Company controlled by Mr. Yu	7,899	7,888	9,615

			Loans provided to related parties For the years ended May 31,
			2018	2019	2020
			US$	US$	US$
Dianshi Jingwei	(2)	Equity method investee	—	61,155	7,128

Total			—	61,155	7,128

			Revenues For the years ended May 31,
			2018	2019	2020
			US$	US$	US$
Beijing Fishpond Software Technology Co., Ltd. (“Fishpond”)		Equity method investee	—	1,060	438
Others	(4)		92	—	41

Total			92	1,060	479

			Cost For the years ended May 31,
			2018	2019	2020
			US$	US$	US$
EEO		Equity securities without readily determinable fair values investee	—	2,408	3,239
Beijing Dongfang Heli Investment and Developement Ltd (“Dongfang Heli”)		Equity method investee	—	1,064	1,700
Others	(4)		—	460	31

Total			—	3,932	4,970

(1)
Since April 2010, the Group began renting a large portion of a building owned by Metropolis for office space. In March 2012, Metropolis was acquired by a company wholly-owned by Mr. Yu, the Group’s executive chairman. As a result, Metropolis became a related party of the Group. As of May 31,
2020
, the current and non-current amounts due from Metropolis were US$1,951 and US$

1,550, respectively, which represented prepaid rent
related to a short-term lease
and deposit for the building. The amount of the rental payments was determined based on the prevailing market rates and was duly approved by the Group’s board of directors.

(2)
In April 2016, the Group sold 51% of the equity interest of its fully-owned subsidiary Dianshi Jingwei and Dianshi Jingwei became an equity method investee of the Group. As of May 31, 2020, amounts due from Dianshi Jingwei included five outstanding loans provided by the Group with annual interest rate of 10%. The loans were initially granted in 2018 but were extended several times and recorded as non-current assets as of May 31, 2020. During the year ended of May 31, 2020, no interests were received by the Group. The extended loans were personally guaranteed by Mr. Yu and Mr. Yunhai Jia (“Mr. Jia”), the chief executive officer of Dianshi Jingwei.

According to the loan agreements, if Dianshi Jingwei defaults on the loan payments and interests, the Group has the right to convert the unpaid loans into Dianshi Jingwei’s equity. During the year ended of May 31, 2020, Dianshi Jingwei repaid US$701 to the Group.
(3)	As of May 31, 2018, 2019 and 2020, the balance in “others” included the receivables from and payables to long-term investees.
(4)	As of May 31, 2018, 2019 and 2020, the balance in “others” included the revenue and cost from long-term investees.